Basis of Presentation and General Information (Details Narrative) - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Nov. 18, 2013	Dec. 31, 2020
Related Party Transaction [Line Items]
Date of incorporation	May 30, 2013
Working capital deficit	$ 25,000,000		$ 35,700,000
Dynagas Holding Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage	42.40%
Dynagas Holding Ltd [Member] | $30 million Sponsor Facility [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity	$ 30,000,000	$ 30,000,000
Line of Credit Facility, Expiration Date	Nov. 30, 2021
General Partner [Member] | Dynagas Holding Ltd [Member]
Related Party Transaction [Line Items]
General Partner Interest in Dynagas LNG Partners LP	0.10%
IPO [Member]
Related Party Transaction [Line Items]
Date of initial public offering (IPO)	November 18, 2013
IPO [Member] | Common [Member]
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered		8,250,000
Shares Issued, Price Per Share		$ 18.00
IPO [Member] | Common [Member] | Dynagas Holding Ltd [Member]
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered		4,250,000
Shares Issued, Price Per Share		$ 18.00